Shareholder Report, Holdings (Details) - Capital Group Dividend Growers ETF	Nov. 30, 2024
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.97%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.99%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.89%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
Short Term Securities Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%